OTHER NON-CURRENT LIABILITIES (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) subsidiary	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
OTHER NON-CURRENT LIABILITIES.
Defined benefit scheme	$ 830	$ 950
Warrant liability	4,847	7,784
Phantom stock plan	667	514
Other	802	1,890
Other non-current liabilities	$ 7,146	$ 11,138
Defined benefit scheme
Number of group subsidiaries | subsidiary	2
Period of salary that employees are entitled to upon each year of service period under benefit plan	15 days
Minimum period of service to be counted as one year under benefit plan	6 months
Period of salary based on latest salary rate defined as one half month's salary under benefit plan	15 days
Period of service incentive leave defined as one half month's salary under benefit plan	5 days
Percentage of 13 month's pay defined as one half month's salary under benefit plan	8.333%
Retirement age	60 years
Minimum service period required in previously credited service to be entitled benefit plan	5 years
Principal assumptions used for actuarial valuations
Discount rates	6.85%	4.87%
Expected rate of salary increase	3.00%	3.00%
Amounts recognized respect of defined benefit scheme
Current service cost	$ 238	$ 209	$ 100
Interest on obligation	40	19	21
Provision for defined benefit scheme	278	228	121
Defined benefit obligations
Present value of unfunded defined benefit obligation	830	950
Net liability arising from defined benefit obligation	830	950
Movement in present value of the defined benefit obligation
Present value of defined benefit obligation at the beginning of the year	950	677
Foreign exchange movements	(111)	19
Current service cost	238	209	100
Interest on obligation	40	19	21
Actuarial gains	(287)	26	184
Present value of defined benefit obligation at the end of the year	$ 830	950	$ 677
Deferred social security payment		$ 1,100